Summary of Significant Accounting Policies - Summary of Fair Value of Option Estimated Using Black-Scholes Pricing Model with Valuation Assumptions (Details) (10-K)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Risk-free interest rate	0.00%
Expected dividend yield	0.00%	0.00%
Expected volatility	0.00%
Expected life		5 years
Minimum [Member]
Risk-free interest rate		2.64%
Expected volatility		186.07%
Maximum [Member]
Risk-free interest rate		2.89%
Expected volatility		222.64%